Document and Entity Information	May 07, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001469372
Document Type	8-K
Document Period End Date	May 07, 2021
Entity Registrant Name	MSG NETWORKS INC.
Entity Incorporation State Country Code	DE
Entity File Number	1-34434
Entity Tax Identification Number	27-0624498
Entity Address, Address Line One	11 Pennsylvania Plaza
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(212)
Local Phone Number	465-6400
Written Communications	true
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock
Trading Symbol	MSGN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false